UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:		J.A. Glynn & Co.
Address:	9841 Clayton Road
		St Louis MO  63124

13F File Number:	28-7752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Rio Vitale
Title:	VP Operations
Phone:	314-997-1277
Signature, Place, and Date of Signing:

	Rio Vitale		St Louis MO		December 31, 2005

Report Type (Check only one.):

[x ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total:	$615,009




List of Other Included Managers:

  No.	13F File Number	Name






Security
Type
Cusip
Mkt Value
Quantity
Mgrs
Sole
Voting
Autority
Shared
None
Abbott Laboratories
COM
002824100
229
5800

5800

0
Activision Inc.
COM
004930202
8042
585308

139369

445939
Adobe Systems Inc.
COM
00724F101
5473
148070

17180

130890
Aetna Inc.
COM
00817y108
12751
135200

15200

120000
Aflac Incorporated
COM
001055102
643
13860

13860

0
Airtran Holdings Inc. Convertible Notes
CONV
00949PAB4
482
300000

0

300000
Alcon Inc.
COM
H01301102
9263
71475

16125

55350
Alltel Corporation
COM
020039103
856
13560

1510

12050
Ameren Corporation
COM
023608102
458
8933

8833

100
America Movil SA DE CV Sponsor ADR
COM
02364w105
11956
408605

97425

311180
American Express Company
COM
025816109
430
8350

3885

4465
American Intl. Group Inc.
COM
026874107
10403
152464

39129

113335
American Oriental Bioengineering
COM
028731107
100
22650

4150

18500
Amgen Incorporated
COM
031162100
17874
226650

42869

183781
AMR Corporation Convertible Senior Notes
CONV
001765BB1
294
250000

0

250000
Anadarko Petroleum Corp.
COM
032511107
7610
80315

8315

72000
Apache Corporation
COM
037411105
4052
59130

4130

55000
Apple Computer, Inc.
COM
037833100
17457
242825

62484

180341
Aqua America Inc.
COM
03836w103
1462
53548

8174

45374
Archer Daniels Midland Co.
COM
039483102
207
8400

2300

6100
Asia Pacific Wire & Cable Corp.
COM
G05335e10
24
15700

2900

12800
Automatic Data Processing
COM
053015103
1239
26985

5815

21170
Avery Dennison Corp.
COM
053611109
1116
20185

2295

17890
Avnet Inc. Convertible Contingent Notes
CONV
053807AL7
356
370000

0

370000
Baker Hughes Inc.
COM
057224107
4920
80950

10950

70000
Bank Of America Corporation
COM
060505104
6122
132644

25649

106995
Barr Laboratories Inc.
COM
068306109
517
8300

1300

7000
Becton Dickinson
COM
075887109
1240
20640

3335

17305
Berkley WR Corp
COM
084423102
9999
209972

25472

184500
BP PLC Sponsored ADR
COM
055622104
694
10805

0

10805
Bp Prudhoe Bay Royalty Trust
COM
055630107
633
9500

1500

8000
Burlington Northern Santa Fe Inc.
COM
12189T104
6354
89720

21025

68695
Burlington Resources Inc.
COM
122014103
10447
121190

20190

101000
Capital One Financial Corp.
COM
14040H105
1019
11795

1225

10570
Caremark RX Inc.
COM
141705103
9284
179262

42225

137037
Carnival Corp. (Put on 4/15/08 @100)
CONV
143658AN2
275
200000

0

200000
Centurytel Inc. Convertible
CONV
156700AH9
559
550000

0

550000
Chesapeake Energy Corp.
COM
165167107
556
17530

0

17530
Chevron Corporation
COM
166764100
1769
31162

15826

15336
Chubb Corporation
COM
171232101
2430
24880

4625

20255
Church & Dwight Company Inc. Convertible Unsecured Notes
CONV
171340AC6
722
600000

0

600000
Cisco Systems Inc.
COM
17275R102
789
46064

18916

27148
CIT Group Inc.
COM
125581108
11776
227430

51745

175685
Citigroup Inc.
COM
172967101
2056
42370

22095

20275
Coach Inc.
COM
189754104
2501
75000

10000

65000
Cognizant Technology Solutions Class A
COM
192446102
2639
52495

3495

49000
Colgate Palmolive Co.
COM
194162103
1469
26790

8155

18635
ConocoPhillips
COM
20825c104
8423
144775

23505

121270
Consolidated Edison
COM
209115104
270
5834

5734

100
Constellation Brands Inc Class A
COM
21036p108
6873
262040

50040

212000
Cray Research Inc. Convertible Sub. Debentures
CONV
225224AA2
434
1050000

0

1050000
CVS Corp.
COM
126650100
7824
296145

45050

251095
DAC Technologies Group Intl.
COM
23202r107
43
18500

0

18500
Devon Energy Convertible Unsecured Notes
CONV
25179MAB9
2015
1750000

0

1750000
Disney Walt Co. Convertible Notes
CONV
254687AU0
1119
1119000

50000

1069000
DNP Select Income Fund Inc.
COM
23325p104
113
10850

10850

0
Duke Realty Corporation
COM
264411505
224
6700

6700

0
Ebay Inc.
COM
278642103
10293
238144

56676

181468
EMC Corporation Mass
COM
268648102
194
14245

14205

40
Emerson Electric Co
COM
291011104
11359
152057

36577

115480
EOG Resources Inc.
COM
26875p101
785
10705

975

9730
Express Scripts Inc
COM
302182100
2471
29500

5500

24000
Exxon Mobil Corporation
COM
30231g102
866
15411

14783

628
Fannie Mae
COM
313586109
225
4600

4600

0
Fedex Corporation
COM
31428x106
248
2400

2400

0
Fluor Corporation
COM
343412102
6173
79895

18370

61525
Fortune Brands Inc.
COM
349631101
6071
77810

10810

67000
Freddie Mac
COM
313400301
314
4800

4800

0
GATX Corp.
CONV
361448AC7
234
200000

0

200000
General Electric Company
COM
369604103
1793
51166

51066

100
Genzyme Corporation
COM
372917104
10311
145675

32840

112835
Getty Images Inc.
COM
374276103
9030
101150

23623

77527
Gilead Sciences Inc.
COM
375558103
9192
174844

43721

131123
Glaxosmithkline PLC ADR
COM
37733w105
247
4900

4900

0
Goldman Sachs Group Inc.
COM
38141G104
9987
78200

18473

59727
Google Inc. Class A
COM
38259p508
6378
15375

3615

11760
Greenery Rehabilitation Group Convertible Senior Sub. Notes
CONV
394797AB0
689
741000

14000

727000
Harley-Davidson Inc
COM
412822108
981
19060

2800

16260
Home Depot Inc
COM
437076102
8102
200160

38820

161340
Hospitality Properties Trust
COM
44106m102
786
19610

2830

16780
Humana Inc
COM
444859102
299
5500

5500

0
Hurco Companies Inc.
COM
447324104
213
6900

1200

5700
Intel Corporation
COM
458140100
1650
66125

25955

40170
Iron Mountain Inc.
COM
462846106
4234
100280

22420

77860
Johnson & Johnson
COM
478160104
2941
48938

23778

25160
Kellwood Company Convertible Notes Series 144A
CONV
488044AE8
479
600000

0

600000
Kerr McGee Corp.
COM
492386107
6522
71784

8777

63007
Kimberly Clark Corp.
COM
494368103
794
13315

1870

11445
Kinder Morgan Energy Prtnrs
COM
494550106
248
5180

5180

0
Kinder Morgan Inc.
COM
49455p101
2789
30330

5330

25000
King Pharmaceutical Inc. Convertible Debentures
CONV
495582AG3
291
300000

0

300000
King Pharmaceuticals
COM
495582108
2300
135937

25937

110000
L-3 Communications Holdings Inc.
COM
502424104
6328
85115

8115

77000
Lab Corp. of America Holdings
COM
50540r409
6015
111690

13690

98000
Leucadia National Corporation Convertible Senior Notes
CONV
527288AX2
536
465000

0

465000
Logitech International S A Sponsored ADR
COM
541419107
4836
103395

23160

80235
Lowes Companies Inc.
COM
548661107
7036
105550

15550

90000
Magnetek Inc.
COM
559424106
39
12000

2000

10000
Marvell Technology Group Ltd
COM
G5876H105
5649
100705

20175

80530
MBNA Corporation
COM
55262L100
845
31138

9651

21487
Medtronic Inc. Convertible Contingent Debs. Series B
CONV
585055AD8
861
850000

0

850000
Medtronic, Inc.
COM
585055106
3883
67442

17067

50375
MEMC Electronic Materials Inc.
COM
552715104
9022
406955

98498

308457
Metlife Inc.
COM
59156r108
323
6600

1600

5000
Microsoft Corporation
COM
594918104
1311
50125

35130

14995
Microtek Medical Holdings, Inc.
COM
59515b109
58
16770

3050

13720
Monster Worldwide Inc.
COM
611742107
9292
227625

51030

176595
Motorola Inc.
COM
620076109
14026
620912

129790

491122
Nasdaq Stock Market Inc.
COM
631103108
5100
144957

38479

106478
National City Corp.
COM
635405103
1401
41725

16500

25225
Nestle S.A. Spons. ADR
COM
641069406
299
4000

4000

0
Newpark Resources Inc.
COM
651718504
92
12100

1100

11000
Nextel Communications Senior Convertible Notes
CONV
65332VAY9
499
500000

0

500000
NII Holdings Inc.
COM
62913f201
6182
141540

33545

107995
Noram Energy Corporation Convertible Sub. Debentures
CONV
655419AC3
2345
2356800

92800

2264000
Nucor Corporation
COM
670346105
1898
28450

3450

25000
Occidental Petroleum Corp.
COM
674599105
1170
14650

650

14000
Omnicare Inc.
COM
681904108
18845
329336

72565

256771
Orbit International Corp.
COM
685559304
132
10562

1937

8625
Peabody Energy Corporation
COM
704549104
6598
80049

17539

62510
Pepsico Inc.
COM
713448108
1595
26999

10784

16215
Pfizer Inc
COM
717081103
1046
44859

27656

17203
PHC Inc. Class A
COM
693315103
60
28750

5250

23500
Philips Electronics NY
COM
718337504
333
10708

10708

0
Pitney Bowes Inc.
COM
724479100
209
4955

380

4575
Procter & Gamble Co.
COM
742718109
12191
210628

54973

155655
Qualcomm Inc.
COM
747525103
11073
257027

60942

196085
Quest Diagnostics Inc.
COM
74834L100
6126
119000

8000

111000
Salesforce.com Inc.
COM
79466l302
8616
268815

61815

207000
San Juan Basin Royalty Trust
COM
798241105
471
10800

800

10000
Schwab Charles Corporation
COM
808513105
7770
529680

114795

414885
Sears Holdings Corp.
COM
812350106
7916
68515

15240

53275
Southwest Airlines Company
COM
844741108
1091
66405

8470

57935
Sprint Nextel Corporation
COM
852061100
369
15797

15777

20
Starbucks Corporation
COM
855244109
1275
42500

11910

30590
Starwood Hotels - Convertible Bond
CONV
85590AAJ3
256
200000

0

200000
Stryker Corporation
COM
863667101
4824
108570

18570

90000
Sunoco Inc
COM
86764p109
227
2900

900

2000
Symantec Corporation
COM
871503108
1395
79700

4700

75000
T. Rowe Price Group Inc.
COM
74144t108
6198
86050

19350

66700
Target Corporation
COM
87612e106
1461
26583

8488

18095
Texas Instruments Inc
COM
882508104
918
28625

17185

11440
Tyco International Ltd.
COM
902124106
222
7700

4500

3200
U. S. Bancorp
COM
902973304
10642
356043

184095

171948
UCI Medical Affiliates Inc.
COM
902633304
86
25500

2700

22800
United Technologies Corp
COM
913017109
369
6600

6600

0
Unitedhealth Group Inc.
COM
91324p102
23231
373842

55662

318180
Valero Energy Corporation
COM
91913y100
14047
272225

39675

232550
Verizon Communications
COM
92343v104
854
28367

4687

23680
Versar Inc.
COM
925297103
53
14850

1850

13000
Walgreen Co.
COM
931422109
1588
35878

13868

22010
Wal-Mart Stores Inc.
COM
931142103
924
19754

3520

16234
Wellpoint Inc.
COM
94973v107
13892
174107

17887

156220
Wells Fargo & Co.
COM
949746101
261
4160

4160

0
Whole Foods Market Inc.
COM
966837106
9765
126176

30218

95958
William Wrigley Jr. Co.
COM
982526105
1025
15410

1830

13580
Xanser Corporation
COM
98389j103
33
11200

0

11200
XTO Energy Inc.
COM
98385x106
2788
63450

13450

50000
Yahoo! Inc.
COM
984332106
6814
173920

43220

130700



615009